Tax expense (Details) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset		€ 549
Average effective tax rate	11.40%		28.60%	(33.60%)	28.90%
Current tax expense (income)	€ (49)		€ 173	€ 10	€ 319
Deferred tax expense (income)	(79)		134	649	188
Adjustments For Current And Deferred Tax Of Prior Periods	(7)		10	31	22
Tax expense	€ (135)		€ 317	€ 690	€ 529
Average effective tax rate	11.40%		28.60%	(33.60%)	28.90%
ITALY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset		446
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset		€ 103